Employment costs and provisions - Summary of employment costs and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total employment costs
– Wages and salaries	$ 6,004	$ 5,625	$ 5,115
– Social security costs	461	470	425
– Net post-retirement charge	605	449	559
– Share-based payment charge	172	144	122
Employment costs before utilisation of provisions	7,242	6,688	6,221
Less: charged within movement in provisions (see below)	(187)	(52)	(219)
Total employment costs	$ 7,055	$ 6,636	$ 6,002